CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Current Assets:
Cash	$ 59,885	$ 2,338	$ 152,082
Accounts Receivable	810	0
Inventory	75,825	75,338	2,299
Total Current Assets	136,520	77,676	154,381
Machinery & Equipment- Net	24,506	25,406	13,248
Other Assets
Long-Term Investments	2,512,918	1,714,903	0
Intangible Assets	500,000	500,000	0
Note Receivable		0	40,000
Security Deposit	7,200	7,200	7,200
TOTAL ASSETS	3,181,144	2,325,185	214,829
Current Liabilities:
Accounts Payable	245,937	233,568	92,806
Accounts Payable - Related Party	1,139	1,139	1,139
Accrued Interest	95,967	33,301	0
Accrued Professional and Legal Expenses		0	5,885
Accrued R&D Expenses		0	6,250
Convertible Notes, Net of Debt Discount of $678,246 and $0, respectively	2,123,871	1,866,872	33,334
Derivative Liability	1,139,952	1,125,803	0
Note Payable - Related Party	499,788	499,788	14,000
Total Current Liabilities	4,106,654	3,760,471	153,414
Total Liabilities	4,106,654	3,760,471	153,414
Stockholder's Equity (Deficit)
Preferred Stock, par value $0.0001, 10,000,000 shares Authorized, 6,000,000 shares Issued and Outstanding at November 30, 2020 and August 31, 2020	600	600	0
Common Stock, par value $0.001, 290,000,000 shares Authorized, 39,714,845 at November 30, 2020 and 27,082,419 shares Issued and Outstanding at August 31, 2020	39,712	2,708	1,253
Additional Paid-In Capital	5,442,391	4,618,168	1,184,923
Shares to be issued	1,960	187	2,840
Accumulated Deficit	(6,410,173)	(6,056,949)	(1,127,601)
Total Stockholder's Equity (Deficit)	(925,510)	(1,435,286)	61,415
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)	$ 3,181,144	$ 2,325,185	$ 214,829